Lease right-of-use assets and lease liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Lease Right-of-use Assets And Lease Liabilities
Schedule of Operating Right of use Assets and Operating Lease Liabilities

Operating right-of- use assets are summarized below:

	June 30, 2023	June 30, 2022
Office lease	$1,541,390	$1,541,390
Less accumulated amortization	(935,596)	(701,267)
Right-of-use, net	$605,794	$840,123

Operating lease liabilities are summarized below:

	June 30, 2023	June 30, 2022
Office lease	$685,077	$922,929

Less: current portion	212,062	206,690
Long term portion	$473,015	$716,239

Schedule of Maturity of Operating Lease Liabilities
June 30, 2023
Year ending June 30, 2024	$233,735
Year ending June 30, 2025	240,747
Year ending June 30, 2026	247,970
Total future minimum lease payments	722,452
Less imputed interest	(37,375)
PV of Payments	$685,077